Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid for Non-PEO NEOs(5)	Value of Initial Fixed $100 Investment Based On:		Net Income	Company-Selected Measure: Revenue(8)
					Total Shareholder Return(6)	Peer Group Total Shareholder Return(7)

2026	$36,843,718	$15,700,084	$14,674,474	$9,265,113	$33	$256	$235,000,000	$2,919,000,000
2025	$23,319,458	$24,437,894	$7,400,901	$7,644,207	$36	$204	$28,000,000	$2,610,000,000
2024	$30,012,225	$30,397,098	$7,739,145	$7,822,230	$32	$160	-$355,000,000	$2,263,000,000
2023	$412,190	-$21,077,609	$11,677,001	-$425,392	$28	$107	-$815,000,000	$1,858,000,000
2022	$31,820,477	$7,266,404	$15,547,789	$6,358,859	$76	$126	-$848,000,000	$1,300,000,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The PEO and Non-PEO NEOs included in the above table consist of the following individuals:

Fiscal Year	PEO (CEO)	Non-PEO NEOs
2026	Todd McKinnon	Brett Tighe, Jon Addison, Eric Kelleher, Larissa Schwartz
2025	Todd McKinnon	Brett Tighe, Jon Addison, Shibu Ninan, Larissa Schwartz
2024	Todd McKinnon	Brett Tighe, Jon Addison, Shibu Ninan, Larissa Schwartz
2023	Todd McKinnon	Jonathan Runyan, Brett Tighe, Susan St. Ledger, Shibu Ninan
2022	Todd McKinnon	William Losch, J. Frederic Kerrest, Jonathan Runyan, Brett Tighe, Susan St. Ledger, Michael Kourey

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 500 Information Technology Index, an independently prepared index.
PEO Total Compensation Amount	$ 36,843,718	$ 23,319,458	$ 30,012,225	$ 412,190	$ 31,820,477
PEO Actually Paid Compensation Amount	$ 15,700,084	24,437,894	30,397,098	(21,077,609)	7,266,404
Adjustment To PEO Compensation, Footnote	Amounts reported in this column represent the compensation actually paid to our PEO, based on his total compensation reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

PEO
			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026

	Summary Compensation Table - Total Compensation	(a)	$31,820,477	$412,190	$30,012,225	$23,319,458	$36,843,718
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$31,311,842	$0	$29,530,934	-$22,830,706	-$35,684,266
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$18,370,703	$0	$25,972,540	$18,477,188	$23,559,209
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$6,877,916	-$12,500,749	$528,230	$2,878,384	-$12,608,428
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$2,559,648	$1,237,653	$2,044,456
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-$4,735,019	-$8,989,050	$855,389	$1,355,917	$1,545,395
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0	$0
=	Compensation Actually Paid		$7,266,404	-$21,077,609	$30,397,098	$24,437,894	$15,700,084
a.Represents total compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b.Represents the aggregate grant date fair value of the stock awards and option awards granted to our PEO during the indicated fiscal year, computed in accordance with ASC Topic 718.
c.Represents the aggregate fair value as of the indicated fiscal year-end of our PEO's outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.
d.Represents the aggregate change in fair value (from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our PEO as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
e.Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to our PEO and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
f.Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our PEO that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
g.Represents the aggregate fair value as of the last day of the prior fiscal year of our PEO's stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 14,674,474	7,400,901	7,739,145	11,677,001	15,547,789
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,265,113	7,644,207	7,822,230	(425,392)	6,358,859
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column represent the average compensation actually paid to our Non-PEO NEOs in the indicated fiscal year, based on the average total compensation for our Non-PEO NEOs reported in the Summary Compensation Table for each of the indicated fiscal years and adjusted as shown in the table below:

Non-PEO NEO Average
			Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026

	Summary Compensation Table - Total Compensation	(a)	$15,547,789	$11,677,001	$7,739,145	$7,400,901	$14,674,474
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$14,950,405	$11,087,422	$7,078,132	-$6,664,621	-$13,651,931
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$6,586,929	$4,189,535	$6,013,279	$5,285,270	$8,894,492
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-$1,740,914	-$2,399,986	$127,198	$799,605	-$2,126,125
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$2,647,596	$578,225	$890,316	$476,028	$1,034,349
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-$940,687	-$3,382,745	$130,424	$347,025	$439,855
—	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$791,448	$0	$0	$0	$0
=	Compensation Actually Paid		$6,358,859	-$425,392	$7,822,230	$7,644,207	$9,265,113
a.Represents the average total compensation as reported in the Summary Compensation Table for the reported Non-PEO NEOs in the indicated fiscal year.
b.Represents the average aggregate grant date fair value of the stock awards and option awards granted to our Non-PEO NEOs during the indicated fiscal year, computed in accordance with ASC Topic 718.
c.Represents the average aggregate fair value as of the indicated fiscal year-end of our Non-PEO NEOs’ outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with ASC Topic 718.
d.Represents the average aggregate change in fair value (from the prior fiscal year-end) during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by our Non-PEO NEOs as of the last day of the indicated fiscal year, computed in accordance with ASC Topic 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.
e.Represents the average aggregate fair value at vesting of the stock awards and option awards that were granted to our Non-PEO NEOs and vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
f.Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by our Non-PEO NEOs that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with ASC Topic 718.
g.Represents the average aggregate fair value as of the last day of the prior fiscal year of our Non-PEO NEOs’ stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
Below are graphs showing the relationship of “Compensation Actually Paid” to our PEO and our non-PEO NEOs in fiscal 2022, fiscal 2023, fiscal 2024, fiscal 2025 and fiscal 2026 to (i) the TSR of both our common stock and the S&P 500 Information Technology Index, (ii) our net income and (iii) our revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the company to link compensation actually paid to our PEO and our Non-PEO NEOs for fiscal 2026 to company performance:
•Revenue
•Non-GAAP Operating Income
•Relative TSR

Total Shareholder Return Amount	$ 33	36	32	28	76
Peer Group Total Shareholder Return Amount	256	204	160	107	126
Net Income (Loss)	$ 235,000,000	$ 28,000,000	$ (355,000,000)	$ (815,000,000)	$ (848,000,000)
Company Selected Measure Amount	2,919,000,000	2,610,000,000	2,263,000,000	1,858,000,000	1,300,000,000
PEO Name	Todd McKinnon
Additional 402(v) Disclosure	Amounts reported in this column represent the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our PEO.Amounts reported in this column represent the average of the total compensation reported in the Summary Compensation Table for the indicated fiscal year for our Non-PEO NEOs. Please see footnote 1 for our NEOs included in the average for each indicated fiscal year. Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on January 31, 2021 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.We have selected revenue as the Company-Selected Measure because it is a core driver of our performance and stockholder value creation and, accordingly, was used in the Bonus Plan.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (35,684,266)	$ (22,830,706)	$ (29,530,934)	$ 0	$ (31,311,842)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,559,209	18,477,188	25,972,540	0	18,370,703
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,608,428)	2,878,384	528,230	(12,500,749)	(6,877,916)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,044,456	1,237,653	2,559,648	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,395	1,355,917	855,389	(8,989,050)	(4,735,019)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,651,931)	(6,664,621)	(7,078,132)	(11,087,422)	(14,950,405)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,894,492	5,285,270	6,013,279	4,189,535	6,586,929
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,126,125)	799,605	127,198	(2,399,986)	(1,740,914)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,034,349	476,028	890,316	578,225	2,647,596
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	439,855	347,025	130,424	(3,382,745)	(940,687)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (791,448)